UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
COST OF REVENUES
GROSS PROFIT	$ 1,220	$ 1,506	$ 2,015	$ 2,360
Operating expenses:
Selling and marketing	(148)	(486)	(425)	(1,170)
General and administrative	(1,829)	(3,273)	(3,449)	(5,288)
Total operating expenses	(1,977)	(3,759)	(3,874)	(6,458)
OPERATING LOSS	(757)	(2,253)	(1,859)	(4,098)
OTHER EXPENSES
Interest expense, net	(26)	(33)	(33)	(72)
Foreign exchange loss, net	(9)		(9)
Other expenses, net	(196)	(87)	(281)	(134)
Loss on disposal of subsidiaries		(173)		(173)
Total other expenses	(231)	(293)	(323)	(379)
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(988)	(2,546)	(2,182)	(4,477)
Income tax benefit (expense)	(13)	34	(13)	34
LOSS FROM CONTINUING OPERATIONS	(1,001)	(2,512)	(2,195)	(4,443)
Loss from discontinued operations, net of income tax		(8,642)		(9,467)
NET LOSS	(1,001)	(11,154)	(2,195)	(13,910)
-Less: Net loss attributable to non-controlling interests from discontinued operations		(134)		(180)
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM CONTINUING OPERATIONS	(1,001)	(2,512)	(2,195)	(4,443)
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM DISCONTINUED OPERATIONS		(8,508)		(9,287)
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	(1,001)	(11,020)	(2,195)	(13,730)
OTHER COMPREHENSIVE LOSS, NET OF TAX
Foreign currency translation adjustments		(90)		(166)
Other comprehensive loss		(90)		(166)
TOTAL COMPREHENSIVE LOSS	$ (1,001)	$ (11,244)	$ (2,195)	$ (14,076)
Net loss from continuing operations per share - basic	$ (0.02)	$ (0.05)	$ (0.04)	$ (0.10)
Net loss from continuing operations per share - diluted	$ (0.02)	(0.05)	$ (0.04)	(0.10)
Net loss from discontinued operations per share-basic		(0.18)		(0.20)
Net loss from discontinued operations per share-diluted		$ (0.18)		$ (0.20)
Weighted average shares used in calculating basic net loss per share	57,127,524	46,825,968	55,525,314	46,756,368
Weighted average shares used in calculating diluted net loss per share	57,127,524	46,825,968	55,525,314	46,756,368
Educational programs and services
NET REVENUES
Total net revenues	$ 2,728	$ 4,955	$ 6,097	$ 9,724
COST OF REVENUES
Total cost of revenues	$ (1,508)	$ (3,449)	$ (4,082)	$ (7,364)